Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components Represented by Associates (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net defined benefit liability represented by:
Net defined benefit liability	$ 5,849	$ 4,834	$ 3,424
MMT India [Member]
Net defined benefit liability represented by:
Net defined benefit liability	3,996	3,465
Ibibo [Member]
Net defined benefit liability represented by:
Net defined benefit liability	1,463	1,104
Bitla [Member]
Net defined benefit liability represented by:
Net defined benefit liability	200	104
Q2T [Member]
Net defined benefit liability represented by:
Net defined benefit liability	170	$ 161
TripMoney [Member]
Net defined benefit liability represented by:
Net defined benefit liability	$ 20